COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Operating leases
2017	¥ 17,622
2018	14,838
2019	12,888
2020	10,510
2021	8,628
Thereafter	54,241
Total	¥ 118,727
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term	10 years